SEGMENT AND GEOGRAPHIC AREA INFORMATION - Additional Information (Details) - segment	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Number of operating segments	1
PRC
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Percentage of revenue from real estate agent income	29.00%	96.00%	99.00%
Percentage of revenue from the total consolidated revenue	29.00%	96.00%	100.00%
UK
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Percentage of revenue from the hotel and rental management business	71.00%
Percentage of revenue from the total consolidated revenue	71.00%
Percentage of value of the assets from the total consolidated assets	95.00%	79.00%	37.00%